Goodwill and other intangible assets - Detailed Information for Principal Marketed Products (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 26,261		€ 22,629	€ 24,319
Marketed products
Disclosure of detailed information about intangible assets [line items]
Concentration risk percentage		91.00%
Other intangible assets		€ 16,200		12,700	16,600
Useful life, intangible assets other than goodwill (in years)		10 years
Total: principal marketed products incl. Opella products presented in "Assets held for sale" as of December 31, 2024 and forming part of the Opella transaction in 2025 (see Note D.1.)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets Other Than Goodwill, Discontinued Operations
Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets				5
Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1],[2]	€ 0		1,764	1,806
Useful life, intangible assets other than goodwill (in years)	[1],[2],[3]	0 years
Remaining amortisation period of intangible assets material to entity	[1],[2],[4]	0 years
Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets				32
Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1],[2]	€ 0		482	501
Useful life, intangible assets other than goodwill (in years)	[1],[2],[3]	0 years
Remaining amortisation period of intangible assets material to entity	[1],[2],[4]	0 years
Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	€ 276		381	420
Useful life, intangible assets other than goodwill (in years)	[2],[3]	13 years
Remaining amortisation period of intangible assets material to entity	[2],[4]	5 years
Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	€ 934		1,083	1,220
Useful life, intangible assets other than goodwill (in years)	[2],[3]	14 years
Remaining amortisation period of intangible assets material to entity	[2],[4]	7 years
Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	€ 3,327		4,349	5,152
Useful life, intangible assets other than goodwill (in years)	[2],[3]	13 years
Remaining amortisation period of intangible assets material to entity	[2],[4]	7 years
Rezurock
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 1,183		1,513	1,580
Useful life, intangible assets other than goodwill (in years)	[3]	12 years
Remaining amortisation period of intangible assets material to entity	[2],[4]	8 years
Tzield
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 1,907		2,339	2,405
Useful life, intangible assets other than goodwill (in years)	[3]	12 years
Remaining amortisation period of intangible assets material to entity	[4]	10 years
Beyfortus
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 1,724		2,087	1,870
Useful life, intangible assets other than goodwill (in years)	[3]	17 years
Remaining amortisation period of intangible assets material to entity	[4]	15 years
Qunol (d)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	€ 0		699	722
Useful life, intangible assets other than goodwill (in years)	[1],[3]	0 years
Remaining amortisation period of intangible assets material to entity	[1],[4]	0 years
Principal Marketed Products Ayvakit
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	€ 4,416		0	0
Useful life, intangible assets other than goodwill (in years)	[2]	8 years
Remaining amortisation period of intangible assets material to entity	[2]	8 years
Principal Marketed Products Wayrilz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 963		€ 0	€ 0
Useful life, intangible assets other than goodwill (in years)	[3]	13 years
Remaining amortisation period of intangible assets material to entity	[4]	13 years
Gross value (e) | Total: principal marketed products incl. Opella products presented in "Assets held for sale" as of December 31, 2024 and forming part of the Opella transaction in 2025 (see Note D.1.)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets Other Than Goodwill, Discontinued Operations
Gross value (e) | Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets			€ 9,866
Gross value (e) | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1],[2]	0
Gross value (e) | Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets			28,453
Gross value (e) | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1],[2]	0
Gross value (e) | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	781
Gross value (e) | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	1,925
Gross value (e) | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	7,522
Gross value (e) | Rezurock
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		1,792
Gross value (e) | Tzield
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		2,435
Gross value (e) | Beyfortus
Disclosure of detailed information about intangible assets [line items]
Other intangible assets			2,018
Gross value (e) | Qunol (d)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	0
Gross value (e) | Principal Marketed Products Ayvakit
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]		4,658
Gross value (e) | Principal Marketed Products Wayrilz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets			988
Accumulated amortization & impairment | Total: principal marketed products incl. Opella products presented in "Assets held for sale" as of December 31, 2024 and forming part of the Opella transaction in 2025 (see Note D.1.)
Disclosure of detailed information about intangible assets [line items]
Intangible Assets Other Than Goodwill, Discontinued Operations
Accumulated amortization & impairment | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1],[2]	0
Accumulated amortization & impairment | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1],[2]	0
Accumulated amortization & impairment | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	(505)
Accumulated amortization & impairment | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	(991)
Accumulated amortization & impairment | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]	(4,195)
Accumulated amortization & impairment | Rezurock
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		(609)
Accumulated amortization & impairment | Tzield
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		(528)
Accumulated amortization & impairment | Beyfortus
Disclosure of detailed information about intangible assets [line items]
Other intangible assets			(294)
Accumulated amortization & impairment | Qunol (d)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	€ 0
Accumulated amortization & impairment | Principal Marketed Products Ayvakit
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[2]		(242)
Accumulated amortization & impairment | Principal Marketed Products Wayrilz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets			€ (25)
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)		1 year
Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)		25 years

[1]	(d) These items were derecognized in connection with the loss of control over Opella (see Note D.1.)
[2]	c)Commercialized products derived from the acquisition of these companies. In the case of Bioverativ, the product Enjaymo was sold to Recordati in 2024 (see Note D.1.).
[3]	(a)Weighted averages. The amortization periods for these products vary between 1 and 25 years.
[4]	(b)Weighted averages.